Insurance Contracts_Details Of Deferred Acquisition Costs Included In Other Assets(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Acquisition Costs Arising From Insurance Contracts LineItems[Line Items]
Total	₩ 667,124	₩ 397,995	₩ 122,151
Non-life insurance
Deferred Acquisition Costs Arising From Insurance Contracts LineItems[Line Items]
Total	547,831	267,602	0
Life insurance
Deferred Acquisition Costs Arising From Insurance Contracts LineItems[Line Items]
Total	₩ 119,293	₩ 130,393	₩ 122,151